Consolidated Statements of Cash Flows (fuboTV Inc.) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (55,470)	$ (3,466)	$ (34,360)	$ (10,610)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	9,061		1,118
Change in fair value of convertible note derivatives	297	128	815	(91)
Gain on extinguishment of debt	(11,919)			1,852
Changes in assets and liabilities:
Accounts receivable	(927)		7,705
Accounts payable	1,295	172	5,476	183
Net cash used in operating activities	(7,478)	(582)	1,731	(3,153)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(2,421)	(801)	1,509
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes	900		847	1,780
Net cash provided by financing activities	2,356	1,658	4,353	3,107
Net (decrease) increase in cash	(7,543)	275	7,593	(46)
Cash at beginning of period	7,624	31	31	77
Cash at end of period	81	306	7,624	31
SUPPLEMENTAL DISCLOSURE AND NON-CASH INVESTING AND FINANCING INFORMATION:
Issuance of convertible preferred stock to settle convertible notes			50	18
Cash paid for interest	170	68	170	588
Cash paid for income taxes
fuboTV Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(35,958)	(37,783)	(173,701)	(129,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	135	119	616	440
Stock-based compensation	368	376	1,511	952
Change in fair value of convertible note derivatives				(4,697)
Non-cash interest expense		132	160	1,032
Gain on extinguishment of debt		(102)	(102)	4,171
Amortization of debt issuance costs	11	11	43	32
Changes in assets and liabilities:
Accounts receivable	(26)	(958)	(2,108)	(3,211)
Prepaid affiliate rights			242	14,681
Prepaid expenses and other current and non-current assets	(77)	(146)	(625)	(294)
Accounts payable	20,318	2,533	14,490	20,093
Accrued expenses and other liabilities	922	10,467	52,612	16,526
Deferred revenue	(698)	(155)	5,007	2,540
Deferred rent			(154)	(106)
Net cash used in operating activities	(15,005)	(25,506)	(102,009)	(77,153)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(29)	(12)	(136)	(434)
Net cash used in investing activities	(29)	(12)	(136)	(434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	10,000		16,150	3,050
Proceeds from term loan				25,000
Repayment of borrowings	(1,250)	(5,000)	(5,000)
Issuance cost related to term loan				(204)
Proceeds from issuance of convertible preferred stock, net		49,705	90,549	46,294
Proceeds from issuance of convertible notes		16,150
Exercises of stock options	18	2	174	84
Net cash provided by financing activities	8,768	60,857	101,873	74,224
Net (decrease) increase in cash	(6,266)	35,339	(272)	(3,363)
Cash at beginning of period	15,639	15,911	15,911	19,274
Cash at end of period	9,373	51,250	15,639	15,911
SUPPLEMENTAL DISCLOSURE AND NON-CASH INVESTING AND FINANCING INFORMATION:
Issuance of convertible preferred stock to settle convertible notes		11,208	11,208	23,083
Cash paid for interest	452	529	1,972	1,426
Cash paid for income taxes	$ 1		3	4
Landlord incentive obligation				$ 1,252